                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                            811-249

Exact name of registrant as specified in charter:              Delaware Group Equity Funds I

Address of principal executive offices:                        2005 Market Street
                                                               Philadelphia, PA 19103

Name and address of agent for service:                         Richelle S. Maestro, Esq.
                                                               2005 Market Street
                                                               Philadelphia, PA 19103

Registrant's telephone number, including area code:            (800) 523-1918

Date of fiscal year end:                                       October 31

Date of reporting period:                                      July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE BALANCED FUND
JULY 31, 2005

                                                                                             NUMBER OF          MARKET
                                                                                              SHARES             VALUE
                                                                                                                (U.S.$)
COMMON STOCK - 60.70%
Consumer Discretionary - 3.84%
Limited Brands                                                                               212,700        $ 5,185,626
*Mattel                                                                                      254,100          4,738,965
                                                                                                            -----------
                                                                                                              9,924,591
                                                                                                            -----------
Consumer Staples - 7.54%
Archer-Daniels-Midland                                                                       226,300          5,191,322
ConAgra Foods                                                                                206,200          4,682,802
Kimberly-Clark                                                                                70,100          4,469,576
Safeway                                                                                      211,400          5,137,020
                                                                                                            -----------
                                                                                                             19,480,720
                                                                                                            -----------
Energy - 5.62%
Chevron                                                                                       82,200          4,768,422
ConocoPhillips                                                                                77,100          4,825,689
Exxon Mobil                                                                                   84,000          4,935,000
                                                                                                            -----------
                                                                                                             14,529,111
                                                                                                            -----------
Financials - 15.31%
Allstate                                                                                      77,400          4,741,524
Aon                                                                                          203,300          5,171,952
Chubb                                                                                         56,400          5,009,448
Hartford Financial Services                                                                   65,500          5,277,334
*Huntington Bancshares                                                                       207,700          5,180,038
Morgan Stanley                                                                                91,600          4,859,380
Wachovia                                                                                      86,700          4,367,946
*Washington Mutual                                                                           117,300          4,982,904
                                                                                                            -----------
                                                                                                             39,590,526
                                                                                                            -----------
Health Care - 11.13%
Abbott Laboratories                                                                           94,900          4,425,187
Baxter International                                                                         130,600          5,128,662
Bristol-Myers Squibb                                                                         197,900          4,943,542
Merck                                                                                        152,000          4,721,120
Pfizer                                                                                       176,400          4,674,600
Wyeth                                                                                        106,900          4,890,675
                                                                                                            -----------
                                                                                                             28,783,786
                                                                                                            -----------
Industrials - 3.67%
Boeing                                                                                        71,800          4,739,518
Union Pacific                                                                                 67,700          4,759,987
                                                                                                            -----------
                                                                                                              9,499,505
                                                                                                            -----------
Information Technology - 5.97%
Hewlett-Packard                                                                              229,900          5,660,138
International Business Machines                                                               62,000          5,174,520
+Xerox                                                                                       347,900          4,595,759
                                                                                                            -----------
                                                                                                             15,430,417
                                                                                                            -----------
Materials - 1.77%
Weyerhaeuser                                                                                  66,300          4,573,374
                                                                                                            -----------
                                                                                                              4,573,374
                                                                                                            -----------
Telecommunication Service - 3.60%
SBC Communications                                                                           195,900          4,789,755
Verizon Communications                                                                       131,900          4,514,937
                                                                                                            -----------
                                                                                                              9,304,692
                                                                                                            -----------
Utilities - 2.26%
Energy East                                                                                   42,500          1,184,475
FPL Group                                                                                    108,100          4,661,272
                                                                                                            -----------
                                                                                                              5,845,747
                                                                                                            -----------
TOTAL COMMON STOCK (cost $149,225,959)                                                                      156,962,469
                                                                                                            ===========

PREFERRED STOCK - 0.05%
Nexen 7.35%                                                                                    4,520            118,605
                                                                                                            -----------
TOTAL PREFERRED STOCK (cost $113,000)                                                                           118,605
                                                                                                            ===========

                                                                                           PRINCIPAL
                                                                                             AMOUNT
                                                                                            (U.S. $)
AGENCY ASSET-BACKED SECURITIES - 0.34%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                          $280,000            278,186
   Series 2004-T4 A3 4.42% 8/25/24                                                           285,000            282,850
oFannie Mae Whole Loan Series 2002-W11 AV1 3.63% 11/25/32                                    309,222            309,284
                                                                                                            -----------
TOTAL AGENCY ASSET-BACKED SECURITIES (cost $875,759)                                                            870,320
                                                                                                            ===========

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.06%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                          177,964            190,264
   Series 2003-122 4.50% 2/25/28                                                             173,003            171,662
   Series 2004-90 PC 5.00% 3/25/27                                                           200,000            200,574
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                                     155,655            171,402
Fannie Mae Whole Loan
   Series 2004-W3 A2 3.75% 5/25/34                                                           455,000            449,753
   Series 2004-W9 2A1 6.50% 2/25/44                                                          254,016            262,834
   Series 2004-W11 1A2 6.50% 5/25/44                                                         304,154            314,773
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                               141,855            149,603
   Series 2326 ZQ 6.50% 6/15/31                                                              553,792            583,218
   Series 2480 EH 6.00% 11/15/31                                                             175,021            176,518
   Series 2889 OE 5.00% 1/15/30                                                              340,000            337,310
   Series 2890 PC 5.00% 7/15/30                                                              380,000            377,969
   Series 2902 LC 5.50% 12/15/17                                                             245,000            248,531
   Series 2936 PC 5.00% 9/15/30                                                              370,000            367,299
   Series 2981 NC 5.00% 4/15/31                                                              440,000            436,503
Freddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                            196,191            194,938
   Series T-58 2A 6.50% 9/25/43                                                              302,436            312,291
GNMA Series 2002-62 B 4.763% 1/16/25                                                         380,000            379,912
                                                                                                            -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,377,579)                                            5,325,354
                                                                                                            ===========

AGENCY MORTGAGE-BACKED SECURITIES - 7.07%
Fannie Mae
   5.73% 12/1/08                                                                             232,274            239,896
   6.50% 8/1/17                                                                              184,781            191,711
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                             181,492            180,982
   5.00% 1/1/34                                                                              273,065            271,955
Fannie Mae S.F. 15 yr
   6.00% 4/1/17                                                                              163,777            169,304
   6.00% 6/1/17                                                                              157,147            162,450
Fannie Mae S.F. 15 yr TBA
   5.50% 8/25/20                                                                             415,000            423,430
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                              519,095            522,664
   5.50% 4/1/29                                                                              588,144            592,188
   7.50% 6/1/31                                                                              131,762            140,491
Fannie Mae S.F. 30 yr TBA
   5.00% 8/1/35                                                                            3,775,000          3,718,374
   5.50% 8/1/35                                                                            4,565,000          4,589,251
   6.00% 8/1/35                                                                              465,000            475,172
   7.00% 8/1/35                                                                              285,000            299,963
oFreddie Mac ARM 3.732% 4/1/34                                                               265,754            267,997
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                    756,380            754,252
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                          441,444            431,098
Freddie Mac S.F. 20 yr
    5.50% 8/1/24                                                                             654,295            662,678
    5.50% 9/1/24                                                                           1,213,490          1,229,038
Freddie Mac S.F. 30 yr
    6.50% 10/1/33                                                                            138,285            143,081
    7.00% 11/1/33                                                                            152,487            160,159
Freddie Mac S.F. 30 yr. 8.50% 4/1/09                                                              28                 29
Freddie Mac S.F. 30 yr TBA
    5.50% 8/1/35                                                                           1,860,000          1,870,463
GNMA I S.F. 30 yr 7.50% 9/15/31                                                               27,609             29,515
GNMA I S.F. 30 yr TBA
   5.00% 8/1/34                                                                              770,000            764,947
                                                                                                            -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (cost $18,324,206)                                                   18,291,088
                                                                                                            ===========

AGENCY OBLIGATIONS - 0.88%
Fannie Mae
   *5.00% 4/15/15                                                                            200,000            206,997
   5.25% 8/1/12                                                                              160,000            165,053
   ^5.837% 10/9/19                                                                           265,000            126,890
   *6.25% 2/1/11                                                                             745,000            801,296

^Financing Funding Principal Strips 2 5.031% 11/30/17                                        540,000            301,899
^Residual Funding Principal Strips 5.122% 10/15/19                                            90,000             46,049
^Resolution Funding Corporation Interest Strips 5.24% 10/15/25                             1,670,000            637,431
                                                                                                            -----------
TOTAL AGENCY OBLIGATIONS (cost $2,221,199)                                                                    2,285,615
                                                                                                            ===========

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.99%
Bank of America Commercial Mortgage
   Series 2004-5 A3 4.561% 11/10/41                                                          225,000            222,158
   Series 2005-1 A3 4.877% 11/10/42                                                          405,000            406,924
   oSeries 2005-2 AJ 4.953% 7/10/43                                                          110,000            109,309
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16           260,000            261,844
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                    140,000            138,119
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                 260,556            271,605
General Electric Capital Commercial Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35                                                         410,000            442,409
   *Series 2005-C2 A2 4.706% 5/10/43                                                         400,000            399,682
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                                                           403,608            421,785
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/6/15                             115,782            123,228
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                          215,000            222,221
   Series 2003-C1 A2 4.985% 1/12/37                                                          362,000            365,744
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                          320,000            350,382
   Series 2005-C2 A2 4.821% 4/15/30                                                          255,000            256,464
Merrill Lynch Mortgage Trust
   oSeries 2004-BPC1 A3 4.467% 10/12/41                                                      155,000            151,829
   #Series 2005-GGP1 E 144A 4.33% 11/15/10                                                   105,000            104,320
   #Series 2005-GGP1 F 144A4.35% 11/15/10                                                    105,000            104,255
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.874% 8/13/42                                  160,000            160,878
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                 270,000            263,921
Wachovia Bank Commercial Mortgage Trust Series 2005-C18 A2 4.657% 4/15/42                    365,000            363,597
                                                                                                            -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,213,587)                                                 5,140,674
                                                                                                            ===========

CORPORATE BONDS - 13.37%
Banking - 1.13%
o#Banco Santander 144A 3.72% 12/9/09                                                         220,000            219,418
oBarclays Bank 6.278% 12/29/49                                                               380,000            384,406
Citigroup 5.875% 2/22/33                                                                     270,000            285,661
Credit Suisse First Boston USA 6.125% 11/15/11                                               290,000            310,669
HSBC Bank USA 3.875% 9/15/09                                                                 375,000            364,785
#Mizuho Finance Group 144A 5.79% 4/15/14                                                     140,000            145,958
Popular North America 4.25% 4/1/08                                                           325,000            322,180
Popular North America Capital Trust I 6.564% 9/15/34                                         280,000            301,629
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                            195,000            196,339
oRBS Capital Trust I 4.709% 12/29/49                                                         160,000            154,458
Regions Financial 6.375% 5/15/12                                                             220,000            239,527
                                                                                                            -----------
                                                                                                              2,925,030
                                                                                                            -----------
Basic Industry - 0.76%
Abitibi-Consolidated 6.95% 12/15/06                                                           50,000             51,250
Barrick Gold Finance 7.50% 5/1/07                                                             95,000             99,882
Bowater 9.50% 10/15/12                                                                        55,000             62,425
Fort James 7.75% 11/15/23                                                                     33,000             37,620
#*Huntsman International 144A 7.375% 1/1/15                                                   30,000             30,600
*JSG Funding 9.625% 10/1/12                                                                   35,000             35,525
Lubrizol 4.625% 10/1/09                                                                      165,000            163,637
*Nalco 8.875% 11/15/13                                                                        40,000             43,800
#NewPage 144A 10.00% 5/1/12                                                                   20,000             20,400
Noranda 6.20% 6/15/35                                                                        355,000            357,428
Norske Skog 8.625% 6/15/11                                                                    50,000             52,000
#*Novelis 144A 7.25% 2/15/15                                                                  35,000             35,963
#Port Townsend Paper 144A 12.00% 4/15/11                                                      65,000             56,875
Potlatch 12.50% 12/1/09                                                                       25,000             30,661
*Rhodia
   8.875% 6/1/11                                                                              30,000             29,250
   10.25% 6/1/10                                                                              25,000             27,063
Smurfit Capital Funding 7.50% 11/20/25                                                        30,000             28,200
++*Solutia 6.72% 10/15/37                                                                     60,000             49,350
#Southern Peru 144A 7.50% 7/27/35                                                            310,000            307,848
Stone Container 9.75% 2/1/11                                                                  50,000             52,813
Tembec Industries 8.625% 6/30/09                                                              65,000             55,413
Temple-Inland 5.003% 5/17/07                                                                 260,000            260,440
Witco
   *6.875% 2/1/26                                                                             25,000             24,875
   7.75% 4/1/23                                                                               50,000             50,750
                                                                                                            -----------
                                                                                                              1,964,068
                                                                                                            -----------

Brokerage - 0.49%
Amvescap 4.50% 12/15/09                                                                      320,000            316,666
*E Trade Financial 8.00% 6/15/11                                                              50,000             53,375
Franklin Resources 3.70% 4/15/08                                                             305,000            297,738
Goldman Sachs 6.345% 2/15/34                                                                 335,000            355,424
LaBranche & Company 11.00% 5/15/12                                                            50,000             55,750
Morgan Stanley 4.75% 4/1/14                                                                  200,000            194,741
                                                                                                            -----------
                                                                                                              1,273,694
                                                                                                            -----------
Capital Goods - 0.38%
Aleris Internationa 9.00% 11/15/14                                                            25,000             26,313
Allied Waste North America 9.25% 9/1/12                                                       22,000             24,118
Anchor Glass 11.00% 2/15/13                                                                   30,000             18,600
*Armor Holdings 8.25% 8/15/13                                                                 40,000             43,500
Casella Waste Systems 9.75% 2/1/13                                                            35,000             37,975
General Electric 5.00% 2/1/13                                                                330,000            334,433
Geo Subordinate 11.00% 5/15/12                                                                60,000             60,900
#*Graham Packaging 144A 9.875% 10/15/14                                                       40,000             41,400
Interface 10.375% 2/1/10                                                                      30,000             33,450
Intertape Polymer 8.50% 8/1/14                                                                25,000             24,629
*Nortek 8.50% 9/1/14                                                                          15,000             14,681
*Pliant 11.125% 9/1/09                                                                        45,000             43,650
Radnor Holdings
   o10.364% 4/15/09                                                                           25,000             24,938
   11.00% 3/15/10                                                                             25,000             16,875
York International 6.625% 8/15/06                                                            225,000            229,379
                                                                                                            -----------
                                                                                                                974,841
                                                                                                            -----------
Communications - 1.80%
!Adelphia Communications 8.125% 7/15/06                                                       25,000             21,625
Alaska Communications Systems 9.875% 8/15/11                                                  30,000             32,850
++Allegiance Telecom 11.75% 2/15/08                                                           25,000              7,125
ALLTEL 4.656% 5/17/07                                                                        250,000            250,900
*American Cellular 10.00% 8/1/11                                                              15,000             15,788
American Media Operation 10.25% 5/1/09                                                        15,000             15,263
*American Tower 7.125% 10/15/12                                                               25,000             26,500
BellSouth 4.75% 11/15/12                                                                     170,000            168,863
Centennial Cellular Operating 10.125% 6/15/13                                                 25,000             28,281
*Charter Communications Holdings 10.75% 10/1/09                                              105,000             86,625
*Cincinnati Bell 8.375% 1/15/14                                                               30,000             31,050
#Cincinnati Bell 144A 7.00% 2/15/15                                                           10,000             10,000
Comcast 5.65% 6/15/35                                                                        240,000            234,933
Cenveo 9.625% 3/15/12                                                                         15,000             16,275
Cox Communications 4.625% 1/15/10                                                            155,000            152,490
*CSC Holdings
   8.125% 8/15/09                                                                             10,000             10,350
   10.50% 5/15/16                                                                             25,000             27,313
CSC Holdings Series B 8.125% 7/15/09                                                          15,000             15,525
*~Inmarsat Finance 10.375% 11/15/12                                                           70,000             56,350
Insight Midwest 10.50% 11/1/10                                                                80,000             85,200
InterActiveCorp 6.75% 11/15/05                                                               415,000            417,516
iPCS 11.50% 5/1/12                                                                            25,000             28,500
o#Iwo Escrow 144A 7.349% 1/15/12                                                              25,000             25,625
oLiberty Media 4.91% 9/17/06                                                                 102,000            102,696
MCI 7.688% 5/1/09                                                                             45,000             47,025
*Mediacom Capital 9.50% 1/15/13                                                               50,000             51,375
Nextmedia Operating 10.75% 7/1/11                                                             25,000             27,406
~Panamsat Holding 10.375% 11/1/14                                                             25,000             18,000
o#Qwest 144A 6.671% 6/15/13                                                                   25,000             26,250
Qwest Service 13.50% 12/15/10                                                                 25,000             28,875
Rogers Cablesystems 11.00% 12/1/15                                                            30,000             32,400
Rural Cellular
   9.625% 5/15/08                                                                             25,000             25,063
   *9.875% 2/1/10                                                                             25,000             26,750
SBC Communications
   4.125% 9/15/09                                                                             75,000             73,479
   *6.15% 9/15/34                                                                            275,000            293,320
Sheridan Acquisition 10.25% 8/15/11                                                           15,000             15,769
Sprint Capital
   4.78% 8/17/06                                                                             225,000            225,828
   *6.375% 5/1/09                                                                             25,000             26,419
   8.75% 3/15/32                                                                             480,000            662,563
#Telecom Italia Capital 144A 4.00% 1/15/10                                                   200,000            193,179
*Telefonos de Mexico 4.50% 11/19/08                                                          310,000            306,302
Thomson 5.75% 2/1/08                                                                         130,000            132,981
Time Warner Entertainment 8.375% 3/15/23                                                      55,000             69,088
Time Warner 9.75% 7/15/08                                                                     10,000             10,175
o*US LEC 11.89% 10/1/09                                                                       25,000             25,875
US Unwired 10.00% 6/15/12                                                                     25,000             29,000
#Valor Telecommunications 144A 7.75% 2/15/15                                                  40,000             39,900
Verizon Wireless 5.375% 12/15/06                                                             345,000            349,875
XM Satellite Radio
   12.00% 6/15/10                                                                             25,000             28,594
   *14.00% 3/15/10                                                                            20,000             21,600
                                                                                                            -----------
                                                                                                              4,654,734
                                                                                                            -----------

Consumer Cyclical - 1.59%
*Accuride 8.50% 2/1/15                                                                        40,000             41,700
Advanced Accessory Systems 10.75% 6/15/11                                                     15,000             12,525
Ameristar Casinos 10.75% 2/15/09                                                              40,000             43,500
#*Carrols 144A 9.00% 1/15/13                                                                  35,000             36,488
#*CCM Merger Motor 144A 8.00% 8/1/13                                                          25,000             25,594
oCentex 3.46% 8/1/07                                                                         240,000            240,271
Corrections Corporation of America 7.50% 5/1/11                                               40,000             41,700
CVS 4.00% 9/15/09                                                                            295,000            288,472
oDaimlerChrysler NA Holdings 3.859% 9/10/07                                                  320,000            320,842
*Dana 5.85% 1/15/15                                                                          190,000            171,960
*Denny's 10.00% 10/1/12                                                                       50,000             53,750
*Ford Motor 7.45% 7/16/31                                                                     45,000             38,252
Ford Motor Credit
   5.625% 10/1/08                                                                            170,000            162,593
   5.70% 1/15/10                                                                             185,000            174,519
   6.625% 6/16/08                                                                            220,000            219,920
   7.00% 10/1/13                                                                             185,000            180,006
Gaylord Entertainment 6.75% 11/15/14                                                          25,000             25,000
*General Motors 8.375% 7/15/33                                                               110,000             99,825
General Motors Acceptance Corporation
   o4.559% 7/16/07                                                                           220,000            215,227
   *6.75% 12/1/14                                                                             75,000             70,760
Johnson Controls 5.00% 11/15/06                                                              100,000            100,740
#Jones Apparel 144A 4.25% 11/15/09                                                           185,000            178,626
Landry's Restaurant 7.50% 12/15/14                                                            40,000             39,750
Limited Brands 6.95% 3/1/33                                                                  180,000            188,057
*Lodgenet Entertainment 9.50% 6/15/13                                                         60,000             65,700
Lowe's 7.50% 12/15/05                                                                        150,000            151,910
*Mandalay Resort Group 10.25% 8/1/07                                                          25,000             27,438
#*Metaldyne 144A 10.00% 11/1/13                                                               15,000             13,275
MGM MIRAGE 9.75% 6/1/07                                                                       25,000             27,094
O'Charleys 9.00% 11/1/13                                                                      50,000             54,375
Penn National Gaming 8.875% 3/15/10                                                           75,000             80,344
Perkins Family Restaurants 10.125% 12/15/07                                                   28,000             28,525
Royal Caribbean Cruises 7.25% 3/15/18                                                         30,000             33,000
Time Warner 8.18% 8/15/07                                                                    425,000            455,354
~Town Sports International 11.00% 2/1/14                                                      30,000             20,850
True Temper Sports 8.375% 9/15/11                                                             25,000             23,375
#*Uno Restaurant 144A 10.00% 2/15/11                                                          25,000             24,250
*Visteon 8.25% 8/1/10                                                                         10,000              9,700
Warnaco 8.875% 6/15/13                                                                        30,000             33,150
*Warner Music Group 7.375% 4/15/14                                                            40,000             41,500
Wheeling Island Gaming 10.125% 12/15/09                                                       55,000             58,575
                                                                                                            -----------
                                                                                                              4,118,492
                                                                                                            -----------
Consumer Non-Cyclical - 1.46%
Albertson's 8.00% 5/1/31                                                                     245,000            296,785
Amgen 4.00% 11/18/09                                                                         135,000            132,308
Caremark Rx 7.375% 10/1/06-00                                                                335,000            344,212
#Commonwealth Brands 144A 10.625% 9/1/08                                                      45,000             47,813
ConAgra Foods 7.125% 10/1/26                                                                 225,000            265,024
Constellation Brands 8.125% 1/15/12                                                           20,000             21,500
Cott Beverages 8.00% 12/15/11                                                                 50,000             53,250
#Genentech 144A
    4.75% 7/15/15                                                                            110,000            109,352
    5.25% 7/15/35                                                                             90,000             89,260
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                    25,000             26,219
Kraft Foods
   4.125% 11/12/09                                                                           355,000            347,760
   5.625% 11/1/11                                                                            115,000            120,246
#Le-Natures 144A 10.00% 6/15/13                                                               55,000             58,025
Medco Health Solutions 7.25% 8/15/13                                                         420,000            468,209
*National Beef Packing 10.50% 8/1/11                                                          50,000             53,500
NDCHealth 10.50% 12/1/12                                                                      35,000             38,063
Pilgrim's Pride 9.625% 9/15/11                                                                30,000             32,850
*Pinnacle Foods 8.25% 12/1/13                                                                 15,000             13,725
*Safeway 6.15% 3/1/06                                                                        180,000            181,517
Universal 6.50% 2/15/06                                                                      235,000            237,755
*US Oncology 10.75% 8/15/14                                                                   50,000             56,000
*UST 6.625% 7/15/12                                                                          330,000            361,870
*Vanguard Health 9.00% 10/1/14                                                                45,000             49,163
#Warner Chilcott 144A 8.75% 2/1/15                                                            55,000             54,588
WellPoint
   3.75% 12/14/07                                                                            175,000            171,515
   4.25% 12/15/09                                                                            140,000            137,505
                                                                                                            -----------
                                                                                                              3,768,014
                                                                                                            -----------

Electric - 1.30%
#Allegheny Energy Supply Statutory Trust 2001
   Series B 144A 13.00% 11/15/07                                                              25,000             27,438
Avista
   7.75% 1/1/07                                                                              120,000            124,858
   9.75% 6/1/08                                                                               25,000             28,001
Calpine
   *7.625% 4/15/06                                                                            15,000             13,875
   8.25% 8/15/05                                                                              20,000             20,050
   10.50% 5/15/06                                                                             15,000             14,325
o#Calpine 144A 9.349% 7/15/07                                                                 29,475             25,201
CMS Energy 9.875% 10/15/07                                                                    25,000             27,563
Detroit Edison 5.05% 10/1/05                                                                 325,000            325,493
Dominion Resources
   5.15% 7/15/15                                                                             185,000            184,439
   7.195% 9/15/14                                                                            225,000            257,438
*Duke Capital 5.668% 8/15/14                                                                 200,000            205,981
#Dynegy Holdings 144A 10.125% 7/15/13                                                         55,000             62,975
FPL Group Capital 4.086% 2/16/07                                                             235,000            233,925
Midwest Generation
   8.30% 7/2/09                                                                               35,000             37,275
   8.75% 5/1/34                                                                               25,000             28,125
#*NRG Energy 144A 8.00% 12/15/13                                                              25,000             26,875
o#Pinnacle West Energy 144A 4.004% 4/1/07                                                    240,000            240,130
#Power Contract Financing 144A 5.20% 2/1/06                                                  145,273            145,975
PSE&G Energy Holdings 7.75% 4/16/07                                                           25,000             26,063
*Reliant Energy 9.50% 7/15/13                                                                 20,000             22,350
oSCANA 3.48% 3/1/08                                                                          230,000            230,301
Southern California Edison
   o3.465% 12/13/07                                                                          260,000            260,002
   6.00% 1/15/34                                                                             205,000            223,432
*Southern Capital Funding 5.30% 2/1/07                                                       175,000            177,626
#*Texas Genco 144A 6.875% 12/15/14                                                            30,000             31,650
TXU Electric Delivery 7.00% 5/1/32                                                           145,000            171,618
TXU Energy 7.00% 3/15/13                                                                     180,000            199,446
                                                                                                            -----------
                                                                                                              3,372,430
                                                                                                            -----------
Energy - 0.45%
*Bluewater Finance 10.25% 2/15/12                                                             25,000             27,125
#Canadian Oil Sands 144A 4.80% 8/10/09                                                       145,000            144,157
#*Chesapeake Energy 144A 6.625% 1/15/16                                                       15,000             15,563
@#Geophysique 144A 7.50% 5/15/15                                                              10,000             10,500
#Hilcorp Energy 144A 10.50% 9/1/10                                                            35,000             39,025
Nexen 5.875% 3/10/35                                                                         120,000            119,424
Petroleum Geo-Services
   8.00% 11/5/06                                                                               8,000              8,180
   10.00% 11/5/10                                                                             25,000             28,375
oSecunda International 11.599% 9/1/12                                                         25,000             24,875
USX 9.125% 1/15/13                                                                           310,000            386,663
Weatherford International 4.95% 10/15/13                                                     340,000            338,504
Whiting Petroleum 7.25% 5/1/13                                                                20,000             20,300
                                                                                                            -----------
                                                                                                              1,162,691
                                                                                                            -----------
Finance Companies - 0.30%
America General Finance 4.875% 7/15/12                                                       150,000            148,824
HSBC Finance 5.00% 6/30/15                                                                   165,000            163,708
International Lease Finance 4.625% 6/2/08                                                     10,000              9,979
#Residential Capital 144A
    6.375% 6/30/10                                                                           165,000            167,827
    *6.875% 6/30/15                                                                          270,000            281,587
                                                                                                            -----------
                                                                                                                771,925
                                                                                                            -----------
Financial Other - 0.08%
Berkshire Hathaway 4.125% 1/15/10                                                             20,000             19,586
#FTI Consulting 144A 7.875% 6/15/13                                                           50,000             51,063
o#Premium Asset Trust Series 2005-2 144A 3.42% 2/2/07                                        125,000            125,000
                                                                                                            -----------
                                                                                                                195,649
                                                                                                            -----------

Industrial Other - 0.09%
*Adesa 7.625% 6/15/12                                                                         25,000             25,625
Interline Brands 11.50% 5/15/11                                                               50,000             55,750
#Knowledge Learning 144A 7.75% 2/1/15                                                         55,000             53,075
~Mueller Holdings 14.75% 4/15/14                                                              60,000             44,100
#*Park-Ohio Industries 144A 8.375% 11/15/14                                                   25,000             23,625
Trimas 9.875% 6/15/12                                                                         30,000             25,800
                                                                                                            -----------
                                                                                                                227,975
                                                                                                            -----------
Insurance - 1.71%
#Farmers Insurance Exchange 144A
    6.00% 8/1/14                                                                              20,000             20,367
    8.625% 5/1/24                                                                            425,000            516,768
#Liberty Mutual 144A 7.00% 3/15/34                                                           265,000            271,786
*Marsh & McLennan
   o3.71% 7/13/07                                                                             50,000             49,678
   5.375% 3/15/07                                                                            400,000            402,880
MetLife
   5.00% 6/15/15                                                                             120,000            120,042
   5.70% 6/15/35                                                                             125,000            126,955
#*Nationwide Mutual Insurance 144A 7.875% 4/1/33                                             265,000            325,585
#Nippon Life Insurance 144A 4.875% 8/9/10                                                    250,000            248,615
0o#*North Front Pass-Through Trust 144A 5.81% 12/15/24                                       500,000            509,029
o#Oil Insurance 144A 5.15% 8/15/33                                                           485,000            483,861
Radian Group 5.375% 6/15/15                                                                  405,000            393,272
St. Paul Travelers 5.01% 8/16/07                                                             220,000            221,369
0o#Twin Reefs Pass-Through Trust 144A 4.35% 12/31/49                                         400,000            398,732
Willis Group
   5.125% 7/15/10                                                                             85,000             84,700
   5.625% 7/15/15                                                                            240,000            238,356
                                                                                                            -----------
                                                                                                              4,411,995
                                                                                                            -----------
Natural Gas - 0.72%
o*Atmos Energy 3.974% 10/15/07                                                               220,000            220,513
El Paso Natural Gas 7.625% 8/1/10                                                             25,000             26,443
*El Paso Production Holding 7.75% 6/1/13                                                      35,000             37,319
Enterprise Products Operating
   4.00% 10/15/07                                                                            285,000            280,389
   4.625% 10/15/09                                                                           240,000            236,389
#Inergy Finance 144A 6.875% 12/15/14                                                          25,000             24,625
oSempra Energy
   3.754% 5/21/08                                                                            260,000            261,336
   4.621% 5/17/07                                                                            350,000            350,033
Valero Logistics Operations 6.05% 3/15/13                                                    395,000            411,825
                                                                                                            -----------
                                                                                                              1,848,872
                                                                                                            -----------
Real Estate - 0.17%
#America Real Estate 144A 7.125% 2/15/13                                                      65,000             66,300
BF Saul REIT 7.50% 3/1/14                                                                     40,000             41,600
*Developers Diversified Realty 4.625% 8/1/10                                                 295,000            288,302
Tanger Properties 9.125% 2/15/08                                                              50,000             54,000
                                                                                                            -----------
                                                                                                                450,202
                                                                                                            -----------
Technology - 0.45%
Chartered Semiconductor
   5.75% 8/3/10                                                                              320,000            316,467
   6.375% 8/3/15                                                                             260,000            256,290
#*MagnaChip Semiconductor 144A 8.00% 12/15/14                                                 35,000             34,038
Motorola 4.608% 11/16/07                                                                     430,000            430,117
Sanmina-SCI 10.375% 1/15/10                                                                   35,000             39,025
#STATS ChipPAC 144A 7.50% 7/19/10                                                             20,000             20,150
#SunGuard Data Systems 144A 10.25% 8/15/15                                                    25,000             26,031
#*Telcordia Technologies 144A 10.00% 3/15/13                                                  45,000             43,875
                                                                                                            -----------
                                                                                                              1,165,993
                                                                                                            -----------
Transportation - 0.49%
*Continental Airlines 6.503% 6/15/11                                                         435,000            430,140
oCSX 3.51% 8/3/06                                                                            101,000            101,235
#Erac USA Finance 144A 7.35% 6/15/08                                                         450,000            480,311
#~H-Lines Finance Holding 144A 11.00% 4/1/13                                                  55,000             44,550
#Horizon Lines 144A 9.00% 11/1/12                                                             15,000             16,163
Kansas City Southern Railway 9.50% 10/1/08                                                    45,000             49,163
*OMI 7.625% 12/1/13                                                                           40,000             40,950
Seabulk International 9.50% 8/15/13                                                           25,000             28,344
Stena 9.625% 12/1/12                                                                          55,000             60,844
Ultrapetrol 9.00% 11/24/14                                                                    20,000             17,850
                                                                                                            -----------
                                                                                                              1,269,550
                                                                                                            -----------
TOTAL CORPORATE BONDS (cost $34,202,227)                                                                     34,556,155
                                                                                                            ===========


CONVERTIBLE BONDS - 0.00%
++*Mirant 2.50% 6/15/21                                                                       10,000              8,625
                                                                                                            -----------
TOTAL CONVERTIBLE BONDS (cost $7,388)                                                                             8,625
                                                                                                            ===========

FOREIGN AGENCIES - 0.05%
#*Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                     145,000            140,650
                                                                                                            -----------
TOTAL FOREIGN AGENCIES (cost $143,045)                                                                          140,650
                                                                                                            ===========

MUNICIPAL BONDS - 1.45%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                   310,000            333,644
California State 5.00% 2/1/33                                                                120,000            124,609
California State Economic Recovery Series A 5.25% 7/1/13                                     245,000            271,840
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                         115,000            122,058
Colorado Department of Transportation Revenue Series B 5.00% 12/15/13 (FGIC)                 725,000            796,056
Forsyth, Montana Pollution Control Revenue (Portland General Project)
   Series A 5.20% 5/1/33                                                                     180,000            187,956
ss.Golden State, California Tobacco Securitization Corporation Settlement
   Series B 5.50% 6/1/43-13                                                                  210,000            235,841
Illinois State Taxable Pension 5.10% 6/1/33                                                  170,000            170,821
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                220,000            236,018
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                   290,000            317,098
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                             210,000            226,204
Oregon State Taxable Pension 5.892% 6/1/27                                                   200,000            223,386
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                       100,000            104,336
   6.07% 7/1/26                                                                              360,000            387,122
                                                                                                            -----------
TOTAL MUNICIPAL BONDS (cost $3,585,966)                                                                       3,736,989
                                                                                                            ===========

NON-AGENCY ASSET-BACKED SECURITIES - 2.37%
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09                      165,000            164,937
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16                  251,547            246,308
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                           260,000            248,820
Countrywide Asset-Backed Certificates
   oSeries 2004-9 AF2 3.337% 9/25/23                                                         275,000            271,696
   #Series 2004-BC1N Note 144A 5.50% 4/25/35                                                  48,912             48,942
   Series 2004-S1 A2 3.872% 3/25/20                                                          280,000            275,794
#GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                           103,072            103,008
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 6/1/35                             250,651            248,144
oMerrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 3.81% 7/25/35                                                       340,000            340,925
   Series 2005-NC1 A2B 3.68% 10/25/35                                                        380,000            380,326
   Series 2005-WMC1 A2B 3.68% 9/25/35                                                        570,000            570,755
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                             71,504             73,067
   Series 2011 A1 4.864% 7/15/38                                                             132,046            127,910
oNovastar Home Equity Loan Series 2004-4 A2B 3.80% 3/25/35                                   430,000            431,406
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                          310,000            306,275
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 3.69% 12/25/34                                                      475,000            475,680
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                         250,000            248,282
oResidential Funding Mortgage Securities II Series 2005-HI2 A1 3.60% 5/25/35                 463,770            463,697
oSaxon Asset Securities Trust Series 2005-1 A2B 3.68% 5/25/35                                345,000            345,279
#Sharp I Net Interest Margin Trust 144A
   Series 2003-HE1N 144A 6.90% 11/25/33                                                       18,510             18,503
   Series 2004-2N 144A 7.00% 1/25/34                                                          71,845             71,982
#Sierra Receivables Funding Company Series 2003-2A A1 144A 3.03% 12/15/15                    188,218            183,977
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                243,298            227,124
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                                     261,117            261,718
                                                                                                            -----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (cost $5,892,954)                                                    6,134,555
                                                                                                            ===========

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.59%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                         499,049            507,471
   Series 2004-2 1A1 6.00% 3/25/34                                                           358,331            364,377
   Series 2005-3 2A1 5.50% 4/25/20                                                           258,617            262,819
   Series 2005-5 2CB1 6.00% 6/25/35                                                          261,285            265,428
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                      331,631            330,283
oBank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                           18,745             18,717
   Series 2003-I 2A4 3.828% 10/25/33                                                         630,000            625,827
   Series 2004-A 1A1 3.486% 2/25/34                                                          171,859            170,836
   Series 2004-E 1A1 3.528% 6/25/34                                                          312,903            308,827
   Series 2004-G 2A6 4.657% 8/25/34                                                          375,000            376,220
   Series 2005-F 2A3 4.742% 7/25/35                                                          406,941            403,444
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                        255,000            254,803
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                         243,074            250,290
   Series 2004-1 3A1 7.00% 2/25/34                                                           118,266            121,441


oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                243,392            242,918
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34             430,249            438,995
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                          126,419            133,938
   oSeries 2004-AR5 4A1 5.696% 10/25/34                                                      271,708            275,756
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                             116,774            123,817
   Series 1999-3 A 8.00% 8/19/29                                                             195,167            208,543
   Series 2005-RP1 1A3 8.00% 1/25/35                                                         215,525            231,215
   Series 2005-RP1 1A4 8.50% 1/25/35                                                         115,874            126,587
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.902% 12/25/33                     380,000            375,638
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                            79,019             81,595
   Series 2005-3 7A1 6.00% 4/25/35                                                           351,344            356,550
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                          313,262            335,221
Nomura Asset Acceptance
   oSeries 2004-AP2 A2 4.099% 7/25/34                                                        305,000            304,339
   Series 2005-WF1 2A2 4.786% 3/25/35                                                        390,000            386,344
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                       179,753            181,775
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                         213,804            219,246
   *Series 2004-SL4 A3 6.50% 7/25/32                                                         238,790            244,607
   Series 2005-SL1 A2 6.00% 5/25/32                                                          313,306            320,466
oStructured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34             229,096            231,387
Structured Asset Securities
   oSeries 2002-22H 1A 6.994% 11/25/32                                                       109,353            111,530
   Series 2004-12H 1A 6.00% 5/25/34                                                          373,490            378,159
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                         168,240            165,244
   oSeries 2003-AR9 1A7 4.059% 9/25/33                                                       237,057            233,838
   Series 2004-CB3 4A 6.00% 10/25/19                                                         454,913            465,454
   oSeries 2005-AR3 A1 4.654% 3/25/35                                                        377,697            374,540
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.535% 1/25/35                                                         330,000            327,847
   Series 2004-I 1A1 3.385% 7/25/34                                                          425,282            428,338
   Series 2004-T A1 3.455% 9/25/34                                                           294,376            293,071
                                                                                                            -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (cost $12,213,081)                                      11,857,741
                                                                                                            ===========

U.S. TREASURY OBLIGATIONS - 3.86%
*U.S. Treasury Bond 5.375% 2/15/31                                                        $1,305,000          1,483,317
U.S. Treasury Inflation Index Notes
   &*0.875% 4/15/10                                                                          461,786            443,747
   1.625% 1/15/15                                                                            193,445            189,198
   2.00% 7/15/14                                                                             165,016            166,847
   2.375% 1/15/25                                                                            226,900            239,610
   3.00% 7/15/12                                                                             237,873            256,438
U.S. Treasury Notes
   *3.625% 6/15/10                                                                           420,000            410,878
   *3.75% 3/31/07                                                                            775,000            772,095
   *3.75% 5/15/08                                                                          1,065,000          1,056,680
   *3.875% 5/15/10                                                                         2,180,000          2,154,027
   3.875% 7/15/10                                                                            180,000            178,045
  *4.125% 5/15/15                                                                          2,675,000          2,641,983
                                                                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS (cost $10,015,433)                                                            9,992,865
                                                                                                            ===========

REPURCHASE AGREEMENTS - 5.44%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $8,261,237,
collateralized by $4,795,000 U.S. Treasury
Bills due 1/5/06, market value $4,722,797 and
$3,766,000 U.S. Treasury Bills due 1/19/06,
market value $3,703,857)                                                                   8,259,000          8,259,000

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $5,801,561,
collateralized by $3,909,000 U.S. Treasury
Notes 2.00% due 8/31/05, market value $3,937,254 and
$2,000,000 U.S. Treasury Notes 2.50% due 9/30/06,
market value $1,984,456)                                                                   5,800,000          5,800,000
                                                                                                            -----------
TOTAL REPURCHASE AGREEMENTS (cost $14,059,000)                                                               14,059,000
                                                                                                            ===========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 104.23
   (cost $261,472,383)                                                                                      269,480,705
                                                                                                            ===========


SECURITIES LENDING COLLATERAL** - 5.87%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                 309,059            309,173
Australia New Zealand 3.44% 8/29/06                                                          417,688            417,688
Bank of New York
   3.29% 10/28/05                                                                            208,848            208,847
   3.32% 4/4/06                                                                              334,215            334,150
Bank of the West 3.32% 3/2/06                                                                417,717            417,688
Bayerische Landesbank 3.45% 8/25/06                                                          417,577            417,688
Bear Stearns
    3.40% 1/30/06                                                                            459,456            459,457
    3.60% 1/17/06                                                                             83,538             83,566
Beta Finance 3.33% 4/18/06                                                                   417,684            417,656
Calyon 3.77% 12/30/05                                                                        293,769            293,423
CDC Financial Product 3.41% 8/29/05                                                          542,994            542,994
Citigroup Global Markets
    3.35% 8/1/05                                                                           3,206,693          3,206,693
    3.38% 8/5/05                                                                             542,994            542,994
Credit Swiss First Boston New York
    3.38% 4/18/06                                                                            451,165            451,103
    3.49% 12/29/05                                                                            87,718             87,718
Deutsche Bank London 3.76% 12/27/05                                                          125,322            125,322
Goldman Sachs 3.45% 7/31//06                                                                 459,457            459,457
Lehman Holdings 3.39% 12/23/05                                                               417,708            417,938
Marshall & Ilsley Bank 3.44% 12/29/05                                                        417,805            417,700
Merrill Lynch Mortgage Capital 3.41% 8/12/05                                                 542,994            542,994
Morgan Stanley
   3.49% 7/31/06                                                                             459,456            459,456
   3.51% 8/15/05                                                                              83,536             83,538
National City Bank 3.31% 1/23/06                                                             476,182            476,181
Nordea Bank Norge ASA 3.37% 8/29/06                                                          417,748            417,688
Pfizer 3.30% 8/29/06                                                                         400,969            400,980
Proctor & Gamble 3.34% 8/29/06                                                               417,695            417,688
Royal Bank of Scotland 3.40% 8/29/06                                                         417,724            417,688
Sigma Finance
   3.31% 9/30/05                                                                             392,569            392,602
   3.33% 3/16/06                                                                             125,524            125,538
Sun Trust Bank 3.34% 8/5/05                                                                  208,833            208,832
Wal-Mart Funding 3.33% 8/22/05                                                               374,513            373,776
Washington Mutual Bank 3.49% 9/19/05                                                         417,692            417,688
Wells Fargo 3.36% 8/29/06                                                                    417,586            417,688
Wilmington Trust Company 3.25% 8/9/05                                                        417,698            417,691
                                                                                                            -----------
TOTAL SECURITIES LENDING COLLATERAL (cost $15,181,283)                                                       15,181,283
                                                                                                            ===========


TOTAL MARKET VALUE OF SECURITIES - 110.10%
   (cost $276,653,6666)                                                                                  284,661,988***
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (5.87%)                                             (15,181,283)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) (4.23%)                                        (10,932,568)
                                                                                                           ------------
NET ASSETS APPLICABLE TO 15,547,876 SHARES OUTSTANDING - 100.00%                                           $258,548,137
                                                                                                           ============

*Fully or partially on loan.
**See Note 4 in "Notes."
***Includes $22,055,154 of securities loaned.
+Non-income producing security for the period ended July 31, 2005.
++Non-income producing security. Security is currently in default.
!Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets.
The date listed is the estimate of when proceedings will be finalized.
oVariable rate notes. The interest rate shown is the rate as of July 31, 2005. #Security exempt from registration under rule 144A of the Securities Act of 1933. See Note 6 in "Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase. ~Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
@Illiquid security. See Note 6 in "Notes." At July 31, 2005, 1 security was deemed illiquid which represented 0.00% of the Fund's net assets. ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes."
&Fully or partially pledged as collateral for financial futures contracts.
0Pass Through Agreement - Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FSA - Insured by Financial Security assurance
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
S.F. - Single Family
TBA - To be announced
yr. - Year

The following futures contracts agreements were outstanding at July 31, 2005:
FUTURES CONTRACTS(1)

                                                                                                         UNREALIZED
          CONTRACTS                        NOTIONAL               NOTIONAL                              APPRECIATION
        TO BUY (SELL)                    COST (PROCEEDS)            VALUE       EXPIRATION DATE        (DEPRECIATION)
        -------------                    ---------------            -----       ---------------        --------------
   37 U.S. Treasury 5 year notes           $4,023,434            $3,966,516          9/30/05               $(56,918)
  (9) U.S. Treasury long bond              (1,045,981)           (1,037,813)         9/30/05                  8,168
 (21) U.S. Treasury 10 year notes          (2,336,411)           (2,330,672)         9/30/05                  5,739
                                                                                                           --------
                                                                                                           $(43,011)
                                                                                                           ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note #3 in "Notes."
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I - Delaware Balanced Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $261,814,686
                                            ------------
Aggregate unrealized appreciation             12,552,629
Aggregate unrealized depreciation             (4,886,610)
                                            ------------
Net unrealized appreciation                 $  7,666,019
                                            ============

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $61,827,891 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $18,819,119 expires in 2009, $37,226,864 expires in 2010, and $5,781,908 expires in 2011.

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2005, the market value of securities on loan was $22,055,154, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $7,267,044 and cash collateral of $14,788,110. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. SWAP AGREEMENTS
During the period ended July 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6. CREDIT AND MARKET RISK
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 3.83% of total net assets. Rule 144A securities comprising 0.00% of total net assets have been determined to be illiquid securities under the Fund's. While maintaining oversight, the Board of Trustees has delegated to investment advisor DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.


ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    September 29, 2005

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    September 29, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS I


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    September 29, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    September 29, 2005


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    September 29, 2005